Financial Instruments - Schedule of Three Levels of Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial assets	$ 3,085	$ 4,153
Level 1 of Fair Value Hierarchy [Member] | Marketable Securities [Member]
Statement Line Items [Line Items]
Financial assets	1,690	2,138
Level 2 of Fair Value Hierarchy [Member] | Forward Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets		21
Level 2 of Fair Value Hierarchy [Member] | Warrants [Member]
Statement Line Items [Line Items]
Financial assets	141	212
Level 2 of Fair Value Hierarchy [Member] | Trade Receivables [Member]
Statement Line Items [Line Items]
Financial assets	$ 1,254	$ 1,782